Accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Exchange Rates of Real for Functional Currencies of Subsidiaries
The exchange rates of the Real (R$) for the functional currencies of its subsidiaries on December 31, 2019 and 2018 are:

Currency	December 31, 2019	December 31, 2018
United States dollar (U.S.$)	4.0307	3.8748
British pound (GBP)	5.3270	4.9617
Euro (EUR)	4.5305	4.4390

Summary of Total Impact on IFRS 9 Financial Instruments
The total impact on the Company’s financial position as of January 1, 2019 is as follows:

Assets
Current assets
Other current assets	1,526
Non-current assets
Other non-current assets	7,520
Deferred tax assets	41,709
Right-of-use assets	892,219
Current liabilities
Leases	(65,680)
Non-current liabilities
Leases	(1,352,685)
Equity
Retained earnings	475,391